Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Trading Symbol	UCIH
Entity Registrant Name	UCI HOLDINGS LTD
Entity Central Index Key	0001513050
Current Fiscal Year End Date	--12-31